Equity (Tables)	12 Months Ended
Apr. 30, 2026
Equity [Abstract]
Schedule of valuation of underwriter’s warrant at issuance

The following assumptions were used in the valuation of the Underwriter’s warrant at issuance:

Assumption	Amount
Share price	US$3.85
Exercise price	US$5.00
Expected volatility	126.8%
Risk-free interest rate	3.71%
Expected term	5.00 years
Dividend yield	0.0%